Financial Instruments - The Monte Carlo Simulation Model for the AlbaCore Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Nov. 04, 2021
Financial Instruments
Underlying stock price (USD)	$ 3.89	$ 5.83	$ 9.66
Exercise price (USD)	$ 0.00004	$ 0.00004	$ 0.00004
Volatility (in percent)	74.10%	71.60%	66.70%
Remaining term (years)	4 years 6 months	4 years 10 months 6 days
Risk-free rate (in percent)	2.40%	1.23%	1.09%